Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000028070
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 24,317	$ 22,418	$ 20,068	$ 18,911	$ 26,156	$ 19,023	$ 15,899	$ 14,486	$ 11,062	$ 9,328	$ 10,000
C000028067
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 22,792	21,061	18,887	17,849	24,727	18,033	15,103	13,788	10,560	8,918	9,578
C000028069
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 22,018	20,465	18,536	17,625	24,630	18,080	15,266	14,041	10,842	9,227	10,000
C000028073
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 24,266	22,390	20,053	18,913	26,156	19,027	15,902	14,490	11,072	9,341	10,000
C000144785
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 24,432	22,523	20,155	18,981	26,246	19,081	15,932	14,507	11,082	9,332	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 22,927	21,842	19,515	17,742	22,847	16,460	14,513	13,716	11,226	9,665	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 22,927	21,842	19,515	17,742	22,847	16,460	14,513	13,716	11,226	9,665	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 22,927	21,842	19,515	17,742	22,847	16,460	14,513	13,716	11,226	9,665	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 22,927	21,842	19,515	17,742	22,847	16,460	14,513	13,716	11,226	9,665	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 22,927	$ 21,842	$ 19,515	$ 17,742	$ 22,847	$ 16,460	$ 14,513	$ 13,716	$ 11,226	$ 9,665	$ 10,000